Operating (expenses) income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	$ (502,215)	$ (428,909)	$ (361,208)
Credit analysis and collection costs	(160,657)	(147,858)	(130,609)
Customer services	(92,539)	(98,957)	(88,357)
Salaries and associated benefits	(506,838)	(442,473)	(394,031)
Credit and prepaid card issuance costs	(100,562)	(75,056)	(82,533)
Share-based compensation (note 10)	(329,456)	(372,669)	(255,614)
Specialized services expenses	(102,461)	(77,231)	(61,404)
Other personnel costs	(95,375)	(77,058)	(64,224)
Depreciation and amortization	(97,968)	(77,128)	(62,895)
Branding and advertising	(271,108)	(216,702)	(138,656)
Taxes on financial income	(442,289)	(341,990)	(229,726)
Others	(51,426)	(101,680)	(82,568)
Total	(2,752,894)	(2,457,711)	1,951,825
Total	2,752,894	2,457,711	(1,951,825)
Customer Support And Operations [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	(247,295)	(233,845)	(186,651)
Credit analysis and collection costs	(127,977)	(111,864)	(89,293)
Customer services	(87,384)	(92,615)	(80,866)
Salaries and associated benefits	(77,729)	(74,253)	(72,478)
Credit and prepaid card issuance costs	(44,941)	(31,403)	(27,137)
Share-based compensation (note 10)	(5,845)	(12,055)	(2,770)
Specialized services expenses
Other personnel costs	(22,988)	(21,018)	(15,675)
Depreciation and amortization	(37,471)	(27,485)	(13,072)
Branding and advertising
Taxes on financial income
Others	(130)	(105)	(140)
Total	(651,760)	(604,643)	488,082
Total	651,760	604,643	(488,082)
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	(254,920)	(195,064)	(174,557)
Credit analysis and collection costs	(32,680)	(35,994)	(41,316)
Customer services	(5,155)	(6,342)	(7,491)
Salaries and associated benefits	(409,300)	(349,910)	(300,559)
Credit and prepaid card issuance costs	(55,621)	(43,653)	(55,396)
Share-based compensation (note 10)	(313,949)	(351,431)	(251,769)
Specialized services expenses	(102,461)	(77,231)	(61,404)
Other personnel costs	(70,144)	(53,839)	(46,251)
Depreciation and amortization	(60,497)	(49,643)	(49,823)
Branding and advertising
Taxes on financial income
Others	(115,733)	(92,979)	(53,724)
Total	(1,420,460)	(1,256,086)	1,042,290
Total	1,420,460	1,256,086	(1,042,290)
Marketing [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs
Credit analysis and collection costs
Customer services
Salaries and associated benefits	(19,809)	(18,310)	(20,994)
Credit and prepaid card issuance costs
Share-based compensation (note 10)	(9,662)	(9,183)	(1,075)
Specialized services expenses
Other personnel costs	(2,243)	(2,201)	(2,298)
Depreciation and amortization
Branding and advertising	(271,108)	(216,702)	(138,656)
Taxes on financial income
Others			(7,999)
Total	(302,822)	(246,396)	171,022
Total	302,822	246,396	(171,022)
Other Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs
Credit analysis and collection costs
Customer services
Salaries and associated benefits
Credit and prepaid card issuance costs
Share-based compensation (note 10)
Specialized services expenses
Other personnel costs
Depreciation and amortization
Branding and advertising
Taxes on financial income	(442,289)	(341,990)	(229,726)
Others	(65,653)	(64,637)	(48,458)
Total	(507,942)	(406,627)	278,184
Total	507,942	406,627	(278,184)
Other Incomes [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs
Credit analysis and collection costs
Customer services
Salaries and associated benefits
Credit and prepaid card issuance costs
Share-based compensation (note 10)
Specialized services expenses
Other personnel costs
Depreciation and amortization
Branding and advertising
Taxes on financial income
Others	130,090	56,041	27,753
Total	130,090	56,041	(27,753)
Total	$ (130,090)	$ (56,041)	$ 27,753